Financing Income (Expenses), Net - Schedule of Financing Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Expenses (Income), Net [Abstract]
Change in fair value of convertible advance investment			$ 269
Change in fair value of derivative warrant liability		(577)	66
Amortization of discount and accrued interest relating to straight loan received from commercial banks	(45)	(106)	(157)
Change in estimation of maturity date of liability to controlling shareholder			(12)
Discount amortization relating to liability to controlling shareholder		(10)	(48)
Interest due to bank deposits	550	599	97
Exchange rate differences and other finance expenses	(56)	2	7
Total Financing income (expenses), net	$ 449	$ (92)	$ 222